                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

              SUPPLEMENT TO CLASS R PROSPECTUS DATED JULY 30, 2004

                                 MARCH 29, 2005

CHANGES IN INVESTOR FEES AND EXPENSES

Effective March 28, 2005, the "Investor Fees and Expenses" table for the Emerging Markets Opportunities Fund is replaced with the following to reflect a reduction in the Fund's operating expenses:

              ----------------------------------- --------------------
              ANNUAL FUND OPERATING EXPENSES:
              EXPENSES PAID FROM FUND ASSETS AS
              A PERCENTAGE OF AVERAGE DAILY NET
              ASSETS
              ----------------------------------- --------------------
              Management fee                            0.90%
              ----------------------------------- --------------------
              Distribution fee (12b-1 fee)              0.25%
              ----------------------------------- --------------------
              Other Expenses                             .40%
              ----------------------------------- --------------------
                 Administrative Services                 .20%
              ----------------------------------- --------------------
                 Shareholder Services                    .20%
              ----------------------------------- --------------------
              Total annual Fund Operating               1.95%
              Expenses
              ----------------------------------- --------------------
              Waiver of Fund expenses                  (0.05%)
              ----------------------------------- --------------------
              NET EXPENSES                              1.90%
              ----------------------------------- --------------------

Accordingly, the "Example" of Fund expenses for Emerging Markets Opportunities Fund for the 1, 3, 5 and 10 year periods are as follows:

----------------------------------- ------------------ ------------------ ------------------ -----------------
                                    YEAR 1             YEAR 3             YEAR 5             YEAR 10
----------------------------------- ------------------ ------------------ ------------------ -----------------
Class R                             $200               $640               $1,126             $2,570


THE FUND REDUCES EXPENSES BY A PORTION OF THE BROKERAGE COMMISSIONS PAID BY IT AND BY OFFSETS TO CUSTODIAL AND OTHER FEES BASED UPON THE AMOUNT OF SECURITIES LENT TO THIRD PARTIES AND CASH MAINTAINED WITH ITS CUSTODIAN. IF THESE EXPENSE REDUCTIONS AND FEE OFFSETS ARE TAKEN INTO ACCOUNT, "TOTAL ANNUAL FUND OPERATING EXPENSES" AND "NET EXPENSES" WOULD BE AS FOLLOWS:

------------------------------------- ----------------------------------- -----------------------------------
            SHARE CLASS                       TOTAL ANNUAL FUND                      NET EXPENSES
                                              OPERATING EXPENSES
------------------------------------- ----------------------------------- -----------------------------------
Class R                                             1.81%                               1.76%
------------------------------------- ----------------------------------- -----------------------------------

Accordingly, the "Example" taking into account offset arrangements that the Fund will enter into with brokers, custodians and third party service providers are replaced as follows:

---------------------------------------------------------------- ---------- ---------- ---------- -----------
                                                                 YEAR 1     YEAR 3     YEAR 5     YEAR 10
---------------------------------------------------------------- ---------- ---------- ---------- -----------
CLASS R                                                          $185       $594       $1,045     $2,385
---------------------------------------------------------------- ---------- ---------- ---------- -----------

CHANGE IN FUND EXPENSE CAPS

The Expense Limitation Agreement for the Emerging Markets Opportunities Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed 1.90% through November 30, 2005.

                   NICHOLAS | APPLEGATE(R) INSTITUTIONAL FUNDS

            SUPPLEMENT TO MULTI-CLASS PROSPECTUS DATED JULY 30, 2004

                                 MARCH 29, 2005

CHANGES IN INVESTOR FEES AND EXPENSES

Effective March 28, 2005, the "Investor Fees and Expenses" table for the Emerging Markets Opportunities Fund is replaced with the following to reflect a reduction in the Fund's operating expenses:

------------------------------------------------------- ------------ ------------ -------------- -------------
ANNUAL FUND OPERATING EXPENSES:                           CLASS I     CLASS II      CLASS III      CLASS IV
EXPENSES PAID FROM FUND ASSETS AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS
------------------------------------------------------- ------------ ------------ -------------- -------------
Management fee                                             0.90%        0.90%         0.90%         0.90%
------------------------------------------------------- ------------ ------------ -------------- -------------
Distribution fee (12b-1 fee)                               None         None          None           None
------------------------------------------------------- ------------ ------------ -------------- -------------
Other Expenses                                             .40%         .40%          0.40%          .40%
------------------------------------------------------- ------------ ------------ -------------- -------------
   Administrative Services                                 .20%         .12%          0.05           0.00
------------------------------------------------------- ------------ ------------ -------------- -------------
   Shareholder Services                                    .20%         .13%          0.05           0.00
------------------------------------------------------- ------------ ------------ -------------- -------------
Total annual Fund Operating Expenses                       1.70%        1.55%         1.40%         1.30%
------------------------------------------------------- ------------ ------------ -------------- -------------
Waiver of Fund expenses                                   (0.05%)      (0.05%)       (0.05%)       (0.05%)
------------------------------------------------------- ------------ ------------ -------------- -------------
NET EXPENSES                                               1.65%        1.50%         1.35%         1.25%
------------------------------------------------------- ------------ ------------ -------------- -------------

Accordingly, the "Example" of Fund expenses for Emerging Markets Opportunities Fund for the 1, 3, 5 and 10 year periods are as follows:

----------------------------------- ------------------ ------------------ ------------------ -----------------
                                    YEAR 1             YEAR 3             YEAR 5             YEAR 10
----------------------------------- ------------------ ------------------ ------------------ -----------------
Class I                             $173               $557               $981               $2,240
----------------------------------- ------------------ ------------------ ------------------ -----------------
Class II                            $158               $508               $894               $2042
----------------------------------- ------------------ ------------------ ------------------ -----------------
Class III                           $142               $458               $807               $1,844
----------------------------------- ------------------ ------------------ ------------------ -----------------
Class IV                            $131               $425               $749               $1,712
----------------------------------- ------------------ ------------------ ------------------ -----------------

THE FUND REDUCES EXPENSES BY A PORTION OF THE BROKERAGE COMMISSIONS PAID BY IT AND BY OFFSETS TO CUSTODIAL AND OTHER FEES BASED UPON THE AMOUNT OF SECURITIES LENT TO THIRD PARTIES AND CASH MAINTAINED WITH ITS CUSTODIAN. IF THESE EXPENSE REDUCTIONS AND FEE OFFSETS ARE TAKEN INTO ACCOUNT, "TOTAL ANNUAL FUND OPERATING EXPENSES" AND "NET EXPENSES" WOULD BE AS FOLLOWS:

------------------------------------- ----------------------------------- -----------------------------------
            SHARE CLASS                       TOTAL ANNUAL FUND                      NET EXPENSES
                                            OPERATING EXPENSES
------------------------------------- ----------------------------------- -----------------------------------
Class I                                             1.56%                               1.51%
------------------------------------- ----------------------------------- -----------------------------------
Class II                                            1.41%                               1.36%
------------------------------------- ----------------------------------- -----------------------------------
Class III                                           1.26%                               1.21%
------------------------------------- ----------------------------------- -----------------------------------
Class IV                                            1.16%                               1.11%
------------------------------------- ----------------------------------- -----------------------------------

Accordingly, the "Example" taking into account offset arrangements that the Fund will enter into with brokers, custodians and third party service providers are replaced as follows:

---------------------------------------------------------------- ---------- ---------- ---------- -----------
SHARE CLASS                                                      YEAR 1     YEAR 3     YEAR 5     YEAR 10
---------------------------------------------------------------- ---------- ---------- ---------- -----------
CLASS I                                                          $159       $511       $900       $2,055
---------------------------------------------------------------- ---------- ---------- ---------- -----------
CLASS II                                                         $143       $461       $813       $1,857
---------------------------------------------------------------- ---------- ---------- ---------- -----------
CLASS III                                                        $127       $412       $726       $1,659
---------------------------------------------------------------- ---------- ---------- ---------- -----------
CLASS IV                                                         $117       $379       $668       $1,527
---------------------------------------------------------------- ---------- ---------- ---------- -----------

CHANGE IN FUND EXPENSE CAPS
The Expense Limitation Agreement for the Emerging Markets Opportunities Fund is amended so that the Investment Adviser has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses (excluding taxes, interest, brokerage, extraordinary expenses and expenses paid by directed brokerage and other offset arrangements) do not exceed the percentages as set forth below, for the following Classes of shares of each Fund through November 30, 2005.

------------------------------------ -------------- -------------- --------------- ------------
FUND                                 CLASS I        CLASS II       CLASS III       CLASS IV
------------------------------------ -------------- -------------- --------------- ------------
Emerging Markets Opportunities        1.65%          1.50%          1.35%           1.25%
------------------------------------ -------------- -------------- --------------- ------------